Rentals under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Rentals under Operating Leases
Schedule of future minimum rentals to be received under noncancelable tenant operating leases for each of the next five years and thereafter

2013	$2,572,612
2014	2,363,435
2015	2,083,716
2016	1,810,189
2017	1,524,365
Thereafter	4,079,160

$14,433,477